Average Annual Total Returns - Western Asset Global High Yield Bond Fund	May 01, 2021
Class A
Average Annual Return:
1 Year	2.31%
5 Years	6.71%
10 Years	4.86%
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	0.85%
5 Years	4.50%
10 Years	2.32%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.30%
5 Years	4.14%
10 Years	2.56%
Class C1
Average Annual Return:
1 Year	5.26%
5 Years	7.10%
10 Years	4.82%
Class I
Average Annual Return:
1 Year	7.13%
5 Years	7.89%
10 Years	5.60%
Class C
Average Annual Return:
1 Year	5.04%
5 Years	6.86%
10 Years		[1]
Since Inception	4.32%
Inception Date	Aug. 01, 2012
Class IS
Average Annual Return:
1 Year	7.06%
5 Years	7.95%
10 Years		[1]
Since Inception	5.26%
Inception Date	Aug. 31, 2012

[1]	N/A